STATEMENT OF INVESTMENTS March 31, 2020 (Unaudited)
General American Investors

	Shares	COMMON STOCKS		Value (Note 1a)
Communication Services (10.8%)	Media and Entertainment (8.3%)
	35,500	Alphabet Inc. (a)		$41,279,755
	186,500	Discovery, Inc. (a)		3,625,560
	66,500	Facebook, Inc. - Class A (a)		11,092,200
	180,602	ViacomCBS Inc. - Class B		2,530,234
	91,478	The Walt Disney Company		8,836,775
			(Cost $61,836,479)	67,364,524
	Telecommunication Services (2.5%)
	274,199	GCI Liberty, Inc. - Class A (a)		15,621,117
	384,506	Vodafone Group plc ADR (United Kingdom)		5,294,648
			(Cost $18,544,223)	20,915,765
			(Cost $80,380,702)	88,280,289

Consumer Discretionary (11.2%)	Retailing (11.2%)
	16,500	Amazon.com, Inc. (a)		32,170,380
	3,000	Booking Holdings Inc. (a)		4,035,960
	161,800	Target Corporation		15,042,546
	829,092	The TJX Companies, Inc.		39,638,888
			(Cost $31,281,563)	90,887,774

Consumer Staples (15.4%)	Food, Beverage and Tobacco (9.4%)
	200,118	Danone (France)		12,942,436
	83,210	Diageo plc ADR (United Kingdom)		10,577,655
	345,000	Nestlé S.A. (Switzerland)		35,647,013
	140,000	PepsiCo, Inc.		16,814,000
			(Cost $33,892,158)	75,981,104
	Food and Staples Retailing (2.8%)
	80,200	Costco Wholesale Corporation	(Cost $2,423,547)	22,867,426

	Household and Personal Products (3.2%)
	530,000	Unilever N.V. (Netherlands/United Kingdom)	(Cost $15,024,215)	26,190,166
			(Cost $51,339,920)	125,038,696

Energy (2.8%)	1,149,230	Cameco Corporation (Canada)		8,780,117
	100,725	EOG Resources, Inc.		3,618,042
	3,830,440	Gulf Coast Ultra Deep Royalty Trust		63,202
	420,000	Halliburton Company		2,877,000
	1,150,000	Helix Energy Solutions Group, Inc. (a)		1,886,000
	105,984	Phillips 66		5,686,042
			(Cost $41,484,519)	22,910,403

Financials (18.4%)	Banks (2.9%)
	120,000	JPMorgan Chase & Co.		10,803,600
	110,000	M&T Bank Corporation		11,377,300
	178,682	New York Community Bancorp, Inc.		1,677,824
			(Cost $6,569,736)	23,858,724
	Diversified Financials (6.5%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		29,920,000
	36,549	Berkshire Hathaway Inc. - Class B (a)		6,682,254
	350,000	Nelnet, Inc.		15,893,500
			(Cost $11,670,250)	52,495,754

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STATEMENT OF INVESTMENTS March 31, 2020 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Financials (18.4%) (continued)	Insurance (9.0%)
	1,080,000	Arch Capital Group Ltd. (a) (Bermuda)		$30,736,800
	295,000	Axis Capital Holdings Limited (Bermuda)		11,401,750
	105,000	Everest Re Group, Ltd. (Bermuda)		20,204,100
	360,000	MetLife, Inc.		11,005,200
			(Cost $29,635,065)	73,347,850
			(Cost $47,875,051)	149,702,328

Health Care (6.7%)	Health Care Equipment and Services (0.6%)
	62,000	Abbott Laboratories	(Cost $5,079,301)	4,892,420

	Pharmaceuticals, Biotechnology and Life Sciences (6.1%)
	712,400	Corbus Pharmaceuticals Holdings, Inc. (a)		3,732,976
	85,600	Gilead Sciences, Inc.		6,399,456
	266,527	Intra-Cellular Therapies, Inc. (a)		4,096,520
	516,496	Kindred Biosciences, Inc. (a)		2,065,984
	185,191	Merck & Co., Inc.		14,248,596
	803,184	Paratek Pharmaceuticals, Inc. (a)		2,530,030
	365,808	Pfizer Inc.		11,939,973
	950,000	Valneva SE (a) (France)		2,986,100
	1,306,672	VBI Vaccines, Inc. (a) (Canada)		1,241,338
			(Cost $39,081,949)	49,240,973
			(Cost $44,161,250)	54,133,393

Industrials (10.7%)	Capital Goods (4.2%)
	11,787	The Boeing Company		1,757,913
	154,131	Eaton Corporation plc (Ireland)		11,974,437
	217,541	United Technologies Corporation		20,520,643
			(Cost $31,350,065)	34,252,993
	Commercial and Professional Services (6.0%)
	525,200	Nielsen Holdings plc		6,586,008
	562,895	Republic Services, Inc.		42,250,899
			(Cost $18,726,437)	48,836,907

	Transportation (0.5%)
	141,511	Delta Air Lines, Inc.	(Cost $7,145,869)	4,037,309
			(Cost $57,222,371)	87,127,209

Information Technology (21.7%)	Semiconductors and Semiconductor Equipment (6.6%)
	118,652	Applied Materials, Inc.		5,436,635
	155,850	ASML Holding N.V. (Netherlands)		40,776,594
	58,009	Universal Display Corporation		7,644,426
			(Cost $9,249,877)	53,857,655
	Software and Services (7.0%)
	290,686	Microsoft Corporation		45,844,089
	669,655	Nuance Communications, Inc. (a)		11,236,811
			(Cost $17,352,707)	57,080,900
	Technology, Hardware and Equipment (8.1%)
	101,000	Apple Inc.		25,683,290
	600,000	Cisco Systems, Inc.		23,586,000
	152,337	InterDigital, Inc.		6,798,800

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STATEMENT OF INVESTMENTS March 31, 2020 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Information Technology (21.7%) (continued)	Technology, Hardware and Equipment (8.1%) (continued)
	135,000	Lumentum Holdings Inc. (a)		$9,949,500
			(Cost $32,436,127)	66,017,590
			(Cost $59,038,711)	176,956,145

Materials (0.4%)	919,669	Cleveland-Cliffs Inc.	(Cost $9,005,496)	3,632,692

Miscellanous (1.4%)	468,886	Other (c)	(Cost $12,675,550)	11,191,113

		TOTAL COMMON STOCKS (99.5%)	(Cost $434,465,133)	809,860,042

	Rights	RIGHTS (a)
Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	1,415,824	Elanco Animal Health Incorporated/ December 31, 2021/$0.25	(Cost $35,646)	—

		OPTIONS (a)
CALL OPTIONS	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/ EXERCISE PRICE/NOTIONAL
Energy (0.0%)	200	Transocean Ltd./May 15, 2020/$5/$100,000	(Cost $22,008)	—

PUT OPTIONS
Media and Entertainment (0.1%)	200	Charter Communications, Inc./ June 19, 2020/$485/$9,700,000	(Cost $298,858)	1,196,000

Technology, Hardware And Equipment (0.2%)	300	Apple Inc./June 19, 2020/$300/$9,000,000	(Cost $397,211)	1,438,500

		TOTAL OPTIONS (0.3%)	(Cost $718,077)	2,634,500

	Shares	SHORT-TERM SECURITY AND OTHER ASSETS
	189,057,074	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.29% (d) (23.2%)	(Cost $189,057,074)	189,057,074

TOTAL INVESTMENTS (e) (123.0%)			(Cost $624,275,930)	1,001,551,616
Other assets in excess of liabilities (0.3%)				2,506,342
				1,004,057,958
PREFERRED STOCK (-23.3%)				(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$813,940,783

ADR - American Depository Receipt

(a)Non-income producing security.

(b)50 shares of 110 total shares held as collateral for options written.

(c)Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)7-day yield.

(e)At March 31, 2020, the cost of investments and derivatives for Federal income tax purposes was $627,462,860; aggregate gross unrealized appreciation was $440,501,016; aggregate gross unrealized depreciation was $66,321,122; and net unrealized appreciation was $374,179,894.

STATEMENT OF OPTIONS WRITTEN March 31, 2020 (Unaudited)

Call Options	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/ EXERCISE PRICE/NOTIONAL	Premiums Received*	Value (Note 1a)
Media And Entertainment (0.0%)	200	Charter Communications, Inc./June 19, 2020/$560/$11,200,000	$219,138	$128,000

*The maximum cash outlay if all options are exercised is $11,200,000.

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(see notes to unaudited financial statements)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

a.	Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to determine current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b.	Options The Company may purchase and write (sell) put and call options. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain equity market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If awritten put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for option activity.

c.	Security Transactions and Investment Income Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of short-term investments represent amortized cost.

d.	Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and

Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$809,860,042	—	—	$809,860,042
Rights	—	—	—	—
Purchased options	2,634,500	—	—	2,634,500
Money market fund	189,057,074	—	—	189,057,074
Total	$1,001,551,616	—	—	$1,001,551,616

Liabilities
Options written	$(128,000)	—	—	$(128,000)

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